Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disaggregation of Revenue [Line Items]
Net sales	$ 3,777.1	$ 3,614.7	$ 2,908.7
Fiber cement revenues
Disaggregation of Revenue [Line Items]
Net sales	3,395.4	3,202.5	2,553.7
Fiber gypsum revenues
Disaggregation of Revenue [Line Items]
Net sales	381.7	412.2	355.0
North America Fiber Cement
Disaggregation of Revenue [Line Items]
Net sales	2,787.6	2,551.3	2,040.2
North America Fiber Cement | Fiber cement revenues
Disaggregation of Revenue [Line Items]
Net sales	2,787.6	2,551.3	2,040.2
North America Fiber Cement | Fiber gypsum revenues
Disaggregation of Revenue [Line Items]
Net sales	0.0	0.0	0.0
Asia Pacific Fiber Cement
Disaggregation of Revenue [Line Items]
Net sales	539.2	574.9	458.2
Asia Pacific Fiber Cement | Fiber cement revenues
Disaggregation of Revenue [Line Items]
Net sales	539.2	574.9	458.2
Asia Pacific Fiber Cement | Fiber gypsum revenues
Disaggregation of Revenue [Line Items]
Net sales	0.0	0.0	0.0
Europe Building Products
Disaggregation of Revenue [Line Items]
Net sales	450.3	488.5	410.3
Europe Building Products | Fiber cement revenues
Disaggregation of Revenue [Line Items]
Net sales	68.6	76.3	55.3
Europe Building Products | Fiber gypsum revenues
Disaggregation of Revenue [Line Items]
Net sales	$ 381.7	$ 412.2	$ 355.0